As filed with the Securities and Exchange Commission on December 19, 2001

                                                                      File Nos.
                                                                       811-7851
                                                                      333-13601

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
                                -----

   Post-Effective Amendment No.   7                            (X)
                                -----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   9                                           (X)
                 -----

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ----------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                           --------------

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on January 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's Class A and C prospectus and statement of additional information dated December 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on November 29, 2001 (File Nos. 333-13601 and 811-7851) are hereby incorporated by reference.


FAS P-2

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

                  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
                    FRANKLIN TEMPLETON MODERATE TARGET FUND
                      FRANKLIN TEMPLETON GROWTH TARGET FUND

                             DATED DECEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Funds offer three classes of shares: Class A, Class C and Class R.

II. The section "Fees and Expenses" on page 13 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Because each Fund pursues its goal by investing in other mutual funds, rather than directly in individual securities, you will bear your proportionate share of a Fund's operating expenses, and also, indirectly, the operating expenses of the underlying funds in which it invests. All of these fees are described below.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS C  CLASS R/1
----------------------------------------------------------
Maximum sales charge (load)
as a percentage of offering    5.75%    1.99%    1.00%
price

  Load imposed on purchases    5.75%    1.00%    None

  Maximum deferred sales       None/2    0.99%/3   1.00%
  charge (load)

Please see "Choosing a Share Class" on page 42 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                              CONSERVATIVE MODERATE  GROWTH
                                 TARGET     TARGET   TARGET
CLASS A                           FUND       FUND     FUND
------------------------------------------------------------
Asset Allocation fees             0.25%     0.25%    0.25%
Distribution and service
(12b-1) fees                      0.25%     0.25%    0.25%
Other expenses                    0.47%     0.40%    0.36%
                               -----------------------------
Total annual Fund operating
expenses                          0.97%     0.90%    0.86%
                               -----------------------------
Management fee reduction         (0.05)%   (0.03)%  (0.01)%
                               -----------------------------
Net annual Fund operating
expenses                         0.92%/4    0.87%/5  0.85%/6
                               =============================


                              CONSERVATIVE MODERATE  GROWTH
                                 TARGET     TARGET   TARGET
CLASS C                           FUND       FUND     FUND
-------------------------------------------------------------
Asset Allocation fees             0.25%     0.25%    0.25%
Distribution and service
(12b-1) fees                      1.00%     1.00%    1.00%
Other expenses                    0.47%     0.40%    0.36%
                               ------------------------------
Total annual Fund operating
expenses                          1.72%     1.65%    1.61%
                               ------------------------------
Management fee reduction         (0.05)%   (0.03)%  (0.01)%
                               ------------------------------
Net annual Fund operating
expenses                         1.67%/4    1.62%/5  1.60%/6
                               ==============================


                              CONSERVATIVE MODERATE  GROWTH
                                 TARGET     TARGET   TARGET
CLASS R1                          FUND       FUND     FUND
------------------------------------------------------------
Asset Allocation fees             0.25%     0.25%    0.25%
Distribution and service
(12b-1) fees                      0.50%     0.50%    0.50%
Other expenses                    0.47%     0.40%    0.36%
                               -----------------------------
Total annual Fund operating
expenses                          1.22%     1.15%    1.11%
                               -----------------------------
Management fee reduction         (0.05)%   (0.03)%  (0.01)%
                               -----------------------------
Net annual Fund operating
expenses                         1.17%/4    1.12%/5  1.10%/6
                               =============================

1. The Funds began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A and C for the fiscal year ended July 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 42) and purchases by certain retirement plans without an initial sales charge.
3. This is equivalent to a charge of 1% based on net asset value.
4. For the fiscal year ended July 31, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. Although the Fund is expected to incur 0.92%, 1.67% and 1.17% net expenses directly for Class A, Class C and Class R, respectively, its shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's indirect expense ratio, based on its investments in the underlying funds was 0.54% as of July 31, 2001.
5. For the fiscal year ended July 31, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. Although the Fund is expected to incur 0.87%, 1.62% and 1.12% net expenses directly for Class A, Class C and Class R, respectively, its shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's indirect expense ratio, based on its investments in the underlying funds was 0.63% as of July 31, 2001.
6. For the fiscal year ended July 31, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. Although the Fund is expected to incur 0.85%, 1.60% and 1.10% net expenses directly for Class A, Class C and Class R, respectively, its shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's indirect expense ratio, based on its investments in the underlying funds was 0.78% as of July 31, 2001.

EXAMPLE

This example which includes the indirect expenses of the underlying funds, can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return
  each year; and
o Each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              CONSERVATIVE  MODERATE    GROWTH
                                TARGET      TARGET      TARGET
                                 FUND        FUND        FUND
------------------------------------------------------------------
CLASS A If you sell your shares at the end of the period:
1 YEAR/1                           $715        $719       $731
3 YEARS                          $1,010      $1,022     $1,060
5 YEARS                          $1,327      $1,346     $1,411
10 YEARS                         $2,221      $2,263     $2,397

CLASS C If you sell your shares at the end of the period:
1 YEAR                             $421        $425       $438
3 YEARS                            $784        $796       $835
5 YEARS                          $1,273      $1,293     $1,358
10 YEARS                         $2,619      $2,659     $2,789

CLASS R If you sell your shares at the end of the period:
1 YEAR                             $274        $278       $291
3 YEARS                            $539        $551       $591
5 YEARS                            $928        $949     $1,016
10 YEARS                         $2,019      $2,062     $2,201

CLASS C If you do not sell your shares:
1 YEAR                             $322        $326       $339
3 YEARS                            $784        $796       $835
5 YEARS                          $1,273      $1,293     $1,358
10 YEARS                         $2,619      $2,659     $2,789

CLASS R If you do not sell your shares:
1 YEAR                             $174        $178       $191
3 YEARS                            $539        $551       $591
5 YEARS                            $928        $949     $1,016
10 YEARS                         $2,019      $2,062     $2,201

1.    Assumes a contingent deferred sales charge will not apply.

III. The first paragraph under the section "Choosing a Share Class" on page 42 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.




CLASS A               CLASS C          CLASS R
-------------------------------------------------------------
o  Initial sales      o  Initial       o  No initial
   charge of 5.75%       sales charge     sales charge
   or less               of 1%

o  Deferred sales     o  Deferred      o  Except for
   charge of 1% on       sales charge     ValuSelect plans
   purchases of $1       of 1% on         and plans for
   million or more       shares you       which Franklin
   sold within 12        sell within      Templeton
   months.               18 months        Investments
   Effective for                          provides
   purchases on or                        recordkeeping,
   after February 1,                      deferred sales
   2002, the holding                      charge of 1% on
   period is                              shares you sell
   extended to 18                         within 18 months
   months.                                (charged at plan
                                          level based on
                                          initial
                                          investment for
                                          Qualified plans).

o  Lower annual       o  Higher       o   Higher annual
   expenses than         annual           expenses than
   Class C or R due      expenses         Class A due to
   to lower              than Class A     higher
   distribution fees     due to           distribution fees
                         higher           (lower than
                         distribution     Class  C). No
                         fees.            conversion to
                                          Class A shares, so
                                          annual expenses do
                                          not decrease.

IV. Under the section "Investments of $1 Million or More" on page 42, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

V.  The following is added under the section "Choosing a Share Class" on page
42:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 43 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VI. The paragraph heading on page 43 "Contingent Deferred Sales Charge (CDSC) - Class A & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, C & R

VII. The second paragraph under "Reinstatement Privilege" on page 44 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

VIII. The table under "Buying Shares - Minimum investments" on page 45 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts including           no minimum   no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

IX. The footnote under the section "Distribution Options" on page 48 is replaced with the following:

*Class C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

X. The following paragraph is added under the section "Exchange Privilege" beginning on page 50:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XI. The section "Dealer Compensation" on page 57 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                             CLASS A     CLASS C  CLASS R
-----------------------------------------------------------
COMMISSION (%)               ---         2.00/2   1.00/4
Investment under $50,000     5.00        ---      ---
$50,000 but under $100,000   3.75        ---      ---
$100,000 but under $250,000  2.80        ---      ---
$250,000 but under $500,000  2.00        ---      ---
$500,000 but under $1        1.60        ---      ---
million
$1 million or more         up to 1.00/1  ---      ---
12B-1 FEE TO DEALER          0.25/1      1.00/3   0.35/4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Commissions include advance of the first year's 0.25% 12b-1 service fee.
3. Dealers may be eligible to receive up to 0.25% at the time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
4. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase.
Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


               Please keep this supplement for future reference.




FAS SA-2

                        SUPPLEMENT DATED JANUARY 1, 2002
                       TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

                   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
                     FRANKLIN TEMPLETON MODERATE TARGET FUND
                      FRANKLIN TEMPLETON GROWTH TARGET FUND

                             DATED DECEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, each Fund offers three classes of shares: Class A, Class C and Class R.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 26 is replaced with the following:

Each Fund currently offers three classes of shares, Class A, Class C and Class
R. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Templeton Conservative Target Fund -  Class A
o     Franklin Templeton Conservative Target Fund -  Class C
o     Franklin Templeton Conservative Target Fund -  Class R

o     Franklin Templeton Moderate Target Fund -  Class A
o     Franklin Templeton Moderate Target Fund -  Class C
o     Franklin Templeton Moderate Target Fund -  Class R

o     Franklin Templeton Growth Target Fund -  Class A
o     Franklin Templeton Growth Target Fund -  Class C
o     Franklin Templeton Growth Target Fund -  Class R

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 26:

As of December 3, 2001, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS                           SHARE CLASS        PERCENTAGE (%)
--------------------------------------------------------------------------------
CONSERVATIVE TARGET FUND
Franklin Templeton Bank &Trust               Class A              11.00
TTEE for Defined Contribution Svcs
Coca Cola Bottling Co United Inc.
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Defined Contribution Svcs for Unite          Class A               7.15
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Franklin Templeton Bank &Trust               Class A               5.31
TTEE for Defined Contribution Svcs
W.L. Hailey & Company, Inc.
P.O. Box 2438
Rancho Cordova, CA 95741-2438

State Street Bank & Trust Company            Class A               5.05
Cust. Bob Evans Farms, Inc. 401(k)
P.O. Box 351
Boston, MA 02101-0351

MODERATE TARGET FUND
Defined Contribution Svcs for Unite          Class A              18.60
P.O. Box 2438
Rancho Cordova, CA 95741-2438

State Street Bank & Trust Company            Class A              15.64
Cust. Bob Evans Farms, Inc. 401(k)
P.O. Box 351
Boston, MA 02101-0351

GROWTH TARGET FUND
State Street Bank & Trust Company            Class A               7.57
Cust. Bob Evans Farms, Inc. 401(k)
P.O. Box 351
Boston, MA 02101-0351

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 27 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 29 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Funds, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 30 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 31:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 27:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class C plan" on page 34 are replaced with the following:

THE CLASS C AND R PLANS. For Class C shares, each Fund pays Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, each Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C and R shares.

The Class C and R plans are compensation plans. They allow the Funds to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Funds will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 35 is replaced with "The Class A, C and R plans."

XIV. The first paragraph under "Performance" on page 35 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Funds began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Funds' Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.


                     Please keep this supplement for future reference.




                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                             FILE NOS. 811-7851 &
                                   333-13601

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i) Agreement and Declaration of Trust of Franklin Templeton Fund Manager dated September 18, 1995
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Templeton Fund Manager dated September 17, 1996
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

          (iii) Certificate of Amendment of Agreement and
                Declaration of Trust of Franklin Templeton Fund Allocator Series dated July 19, 2001
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (iv) Certificate of Trust dated September 18, 1995
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

           (v) Certificate of Amendment to the Certificate of Trust of Franklin Templeton Fund Manager dated September 17, 1996
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

      (b)  By-Laws

           (i)  By-Laws
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Investment Advisory and Asset Allocation Agreement between Registrant and Franklin Advisers, Inc. dated November 19, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: September 30, 1999

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

           (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: September 21, 1998

          (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (v) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (vi) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

          (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: June 30, 1997

      (h)  Other Material Contracts

           (i) Administration Agreement between Registrant and Franklin Templeton Services LLC dated January 1, 2001
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated September 15, 1998
                Filing: Post-Effective Amendment No. 3 to
                Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: September 21, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i) Subscription Agreement between Registrant and Franklin Resources, Inc. dated December 19, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

      (m)  Rule 12b-1 Plan

           (i) Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated December 31, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

           (ii) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

          (iii) Class R Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2002

      (n)  Rule 18f-3 Plan

          (i)   Multiple Class Plan dated October 9, 2001

      (p)  Code of Ethics

           (i)  Code of Ethics
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

      (q)  Power of Attorney

(i)   Power of Attorney
                Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2000


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

(a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
ranklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of December, 2001.

                     FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                                  (Registrant)

                     By:
                          /s/ DAVID P. GOSS
                          David P. Goss
                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES B. JOHNSON*              Chairman of the Board and Trustee
-------------------
Charles B. Johnson               Dated: December 17, 2001

MARTIN L. FLANAGAN*              Principal Financial Officer
-------------------
Martin L. Flanagan               Dated: December 17, 2001

KIMBERLEY H. MONASTERIO*         Principal Accounting Officer
------------------------
Kimberley H. Monasterio          Dated: December 17, 2001

FRANK H. ABBOTT III*             Trustee
--------------------
Frank H. Abbott III              Dated: December 17, 2001

HARRIS J. ASHTON*                Trustee
-----------------
Harris J. Ashton                 Dated: December 17, 2001

S. JOSEPH FORTUNATO*             Trustee
--------------------
S. Joseph Fortunato              Dated: December 17, 2001

EDITH E. HOLIDAY*                Trustee
-----------------
Edith E. Holiday                 Dated: December 17, 2001

RUPERT H. JOHNSON, JR.*          Trustee
-----------------------
Rupert H. Johnson, Jr.           Dated: December 17, 2001

FRANK W.T. LAHAYE*               Trustee
------------------
Frank W.T. LaHaye                Dated: December 17, 2001

GORDON S. MACKLIN*               Trustee
------------------
Gordon S. Macklin                Dated: December 17, 2001


*By:
      /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                      FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                            REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION                         LOCATION

EX-99.(a)(i)        Agreement and Declaration of          *
                    Trust of Franklin Templeton Fund
                    Manager dated September 18, 1995

EX-99.(a)(ii)       Certificate of Amendment of           *
                    Agreement and Declaration of
                    Trust of Franklin Templeton Fund
                    Manager dated September 17, 1996

EX-99.(a)(iii)      Certificate of Amendment of           *
                    Agreement and Declaration of
                    Trust of Franklin Templeton Fund
                    Allocator Series dated July 19,
                    2001

EX-99.(a)(iv)       Certificate of Trust dated            *
                    September 18, 1995

EX-99.(a)(v)        Certificate of Amendment to the       *
                    Certificate of Trust of Franklin
                    Templeton Fund Manager dated
                    September 17, 1996

EX-99.(b)(i)        By-Laws                               *

EX-99.(d)(i)        Investment Advisory and Asset         *
                    Allocation Agreement between
                    Registrant and Franklin
                    Advisers, Inc. dated November
                    19, 1996

EX-99.(e)(i)        Amended and Restated                  *
                    Distribution Agreement between
                    Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated October 31, 2000

EX-99.(e)(ii)       Forms of Dealer Agreements            *
                    between Franklin/Templeton
                    Distributors, Inc. and
                    Securities Dealers dated March
                    1, 1998

EX-99.(g)(i)        Master Custody Agreement between      *
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(g)(ii)       Amendment dated May 7, 1997 to        *
                    Master Custody Agreement between
                    Registrant and Bank of New York

EX-99.(g)(iii)      Amendment dated February 27,          *
                    1998 to Master Custody Agreement
                    between Registrant and Bank of
                    New York

EX-99.(g)(iv)       Amendment dated March 28, 2001        *
                    to Exhibit A of the Master
                    Custody Agreement between the
                    Registrant and Bank of New
                    York dated February 16, 1996

EX-99.(g)(v)        Amendment dated May 16, 2001 to       *
                    Master Custody Agreement between
                    Registrant and Bank of New York

EX-99.(g)(vi)       Amended and Restated Foreign          *
                    Custody Manager Agreement
                    between Registrant and Bank of
                    New York made as of May 16, 2001

EX-99.g(vii)        Terminal Link Agreement between       *
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(h)(i)        Administration Agreement between      *
                    Registrant and Franklin
                    Templeton Services LLC dated
                    January 1, 2001

EX-99.(i)(i)        Opinion and Consent of Counsel        *
                    dated September 15, 1998

EX-99.(j)(i)        Consent of Independent Auditors       Attached

EX-99.(l)(i)        Subscription Agreement between        *
                    Registrant and Franklin
                    Resources, Inc. dated December
                    19, 1996

EX-99.(m)(i)        Class A Distribution Plan             *
                    pursuant to Rule 12b-1 between
                    Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated December 31, 1996

EX-99.(m)(ii)       Class C Distribution Plan             *
                    pursuant to Rule 12b-1 between
                    Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated October 31, 2000

EX-99.(m)(iii)      Class R Distribution Plan             Attached
                    pursuant to Rule 12b-1 between
                    Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated January 1, 2002

EX-99.(n)(i)        Multiple Class Plan dated             Attached
                    October 9, 2001

EX-99.(p)(i)        Code of Ethics                        *

EX-99.(q)(i)        Power of Attorney                     *


* Incorporated by Reference